Transactions and balances with related parties - compensation paid to the directors and executives for services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions and balances with related parties
Compensation	$ 73,721	$ 57,429	$ 52,635